EQUITY PURCHASE AGREEMENT AND REGISTRATION RIGHTS AGREEMENT	6 Months Ended
Jun. 30, 2021
Equity Purchase Agreement And Registration Rights Agreement [Abstract]
EQUITY PURCHASE AGREEMENT AND REGISTRATION RIGHTS AGREEMENT

NOTE 12 - EQUITY PURCHASE AGREEMENT AND REGISTRATION RIGHTS AGREEMENT

On August 26, 2019, the Company entered into an Equity Purchase Agreement and Registration Rights Agreement with the same Investor who provided the funding with the 8% Senior Secured Convertible Promissory Note. Under the terms of the Equity Purchase Agreement, the Investor agreed to purchase from the Company up to $5,000,000 of the Company’s common stock upon effectiveness of a registration statement on Form S-1 filed with the U.S. Securities and Exchange Commission and subject to certain limitations and conditions set forth in the Equity Purchase Agreement.

Following effectiveness of the Registration Statement, and subject to certain limitations and conditions set forth in the Equity Purchase Agreement, the Company shall have the discretion to deliver put notices to the Investor and the Investor will be obligated to purchase shares of the Company’s common stock, par value $0.001 per share based on the investment amount specified in each put notice.

The maximum amount that the Company shall be entitled to put to the Investor in each put notice shall not exceed the lesser of $500,000 or one hundred fifty percent (150%) of the average daily trading volume of the Company’s Common Stock during the ten (10) trading days preceding the put. Pursuant to the Equity Purchase Agreement, the Investor and its affiliates will not be permitted to purchase and the Company may not put shares of the Company’s Common Stock to the Investor that would result in the Investor’s beneficial ownership of the Company’s outstanding Common Stock exceeding 9.99%. The price of each put share shall be equal to eighty five percent (85%) of the Market Price (as defined in the Equity Purchase Agreement). Puts may be delivered by the Company to the Investor until the earlier of (i) the date on which the Investor has purchased an aggregate of $5,000,000 worth of Common Stock under the terms of the Equity Purchase Agreement, (ii)August 26, 2022, or (iii) written notice of termination delivered by the Company to the Investor, subject to certain equity conditions set forth in the Equity Purchase Agreement.

On August 26, 2019, in connection with its entry into the Equity Purchase Agreement and the Registration Rights Agreement, the Company committed to 40,000 Commitment Shares (as defined in the Equity Purchase Agreement) to the Investor.  These shares were issued pursuant to the Section 4(a)(2) exemption and were registered pursuant to the Registration Rights Agreement. Subsequent to the Agreement and prior to the issuance of the Commitment Shares, the Company renegotiated the payment to 20,000 shares of common stock. The fair value of the Commitment Shares as of August 26, 2019 was $48,300.

During the six months ended June 30, 2020, the Company put a total of 120,000 shares of common stock at prices ranging from $0.79 and $1.54 for total proceeds of $108,076, net of issuance costs.  During the six months ended June 30, 2021, the Company has put 120,000 shares at prices ranging from $2.44 to $2.85 per share for total proceeds of $314,416, net of issuance costs.

The Registration Rights Agreement provides that the Company shall (i) file with the Commission the Registration Statement by November 25, 2019; and (ii) use its best efforts to have the Registration Statement declared effective by the Commission at the earliest possible date (in any event, within 120 days after the execution date of the definitive agreements). The Company filed a Registration Statement on Form S-1 with the Commission on November 25, 2019 and the S-1 was declared effective on December 27, 2019.